SUBSEQUENT EVENT (Tables)	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
Schedule of Acquisition of Business

Current assets	$10,082,277
Property, plant and equipment, net	10,622,003
Land use right, net	29,009,733
Total asset acquired	49,714,013
Total liabilities	-
Net asset acquired	$49,714,013